Retirement and Deferred Compensation Plans - Reconciliation of Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Plans
Change in Benefit Obligation
Benefit obligation, beginning of year	$ 56.6	$ 53.8
Service cost	0.0	0.0
Interest cost	2.1	2.4
Transfers	0.0	0.0
Actuarial (gain) loss	(1.7)	4.5
Plan participant contributions	0.0	0.0
Benefits paid	(3.9)	(4.1)
Currency exchange rate changes	0.0	0.0
Benefit obligation, end of year	53.1	56.6	$ 53.8
Change in Plan Assets
Fair value of plan assets, beginning of year	40.6	39.1
Actual return on plan assets	(1.8)	3.0
Plan participant contributions	0.0	0.0
Company contributions	2.3	2.6
Benefits paid	(3.9)	(4.1)
Currency exchange rate changes	0.0	0.0
Fair value of plan assets, end of year	37.2	40.6	39.1
Funded Status at End of Year
Funded status, end of year	(15.9)	(16.0)
Amounts Recognized
Noncurrent assets	14.3	16.0
Current liabilities	(2.4)	(2.3)
Noncurrent liabilities	(27.8)	(29.7)
Net amount recognized	(15.9)	(16.0)
Non-United States Plans
Change in Benefit Obligation
Benefit obligation, beginning of year	385.4	331.6
Service cost	7.2	8.3
Interest cost	10.6	13.4
Transfers	5.2	1.1
Actuarial (gain) loss	(43.2)	77.5
Plan participant contributions	0.2	0.3
Benefits paid	(8.1)	(6.9)
Currency exchange rate changes	(31.2)	(39.9)
Benefit obligation, end of year	326.1	385.4	331.6
Change in Plan Assets
Fair value of plan assets, beginning of year	349.1	305.8
Actual return on plan assets	(8.3)	71.6
Plan participant contributions	0.2	0.3
Company contributions	8.5	11.8
Benefits paid	(8.1)	(6.9)
Currency exchange rate changes	(26.7)	(33.5)
Fair value of plan assets, end of year	314.7	349.1	305.8
Funded Status at End of Year
Funded status, end of year	(11.4)	(36.3)
Amounts Recognized
Noncurrent assets	47.9	32.2
Current liabilities	(0.3)	(0.3)
Noncurrent liabilities	(59.0)	(68.2)
Net amount recognized	(11.4)	(36.3)
Retiree Health Care Plan
Change in Benefit Obligation
Benefit obligation, beginning of year	17.8	18.5
Interest cost	0.7	0.8	1.1
Actuarial (gain) loss	(0.5)	0.2
Plan participant contributions	0.0	0.1
Benefits paid	(1.6)	(1.9)
Retiree drug subsidy reimbursement	0.0	0.1
Benefit obligation, end of year	16.4	17.8	$ 18.5
Change in Plan Assets
Plan participant contributions	0.0	0.1
Benefits paid	(1.6)	(1.9)
Funded Status at End of Year
Funded status, end of year	(16.4)	(17.8)
Amounts Recognized
Current liabilities	(1.3)	(1.3)
Noncurrent liabilities	(15.1)	(16.5)
Net amount recognized	$ (16.4)	$ (17.8)